                                  UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2005

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick DeGraca
Title:   Chief Financial Officer
Phone:   212-332-5195

Signature, Place, and Date of Signing:

        Pat DeGraca             New York, NY           1/26/05
     -----------------      -------------------     -------------
        [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number          Name

        28-_________________          __________________________
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 20,621,784

Form 13F Information Table Value Total: 744,331
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number      Name

        ____      28-_________________      __________________________

        [Repeat as necessary.]

                                    Title                                    SH/  PUT/  Investment   Other   Voting   Voting  Voting
SECURITY                           of Class    CUSIP      Value      Shares  PRN  CALL  Discretion  Managers  Sole    Shared   None
3M COMPANY USD COM                  Common   88579Y101     2621       30800  SH           Sole                     0    0      30800
ABBOTT LABS STK                     Common   002824100    25387      545350  SH           Sole                461400    0      83950
ADOBE SYSTEMS                       Common   00724F101     6771      100800  SH           Sole                100800    0          0
AGILENT TECHNOLOGIES INC            Common   00846U101      396       17856  SH           Sole                 17856    0          0
ALCAN INC (CAD)                     Common   013716105     1325       28800  SH           Sole                 28800    0          0
ALCOA INC                           Common   013817101     3397      112000  SH           Sole                 62000    0      50000
ALTRIA GROUP INC                    Common   02209S103     8545      130700  SH           Sole                120700    0      10000
AMAZON.COM INC USD COM              Common   023135106     2193       64500  SH           Sole                     0    0      64500
AMERICAN EXPRESS COMPANY            Common   025816109     1264       24600  SH           Sole                 24600    0          0
AMERICAN INTL GROUP INC USD COM     Common   026874107     2272       44600  SH           Sole                     0    0      44600
ANADARKO PETROLEUM CORP USD COM     Common   032511107      360        4600  SH           Sole                     0    0       4600
ANHEUSER BUSCH COS INC              Common   035229103     2360       49800  SH           Sole                 49800    0          0
APACHE CORP COM                     Common   037411105     2226       35480  SH           Sole                     0    0      35480
APPLE COMPUTER INC                  Common   037833100     1325       31792  SH           Sole                 31792    0          0
ARCH COAL INC                       Common   039380100     4464      103789  SH           Sole                103789    0          0
ARCHER DANIELS - ADM                Common   039483102      804       32700  SH           Sole                 32700    0          0
AVAYA INC                           Common   053499109      206       17639  SH           Sole                 17639    0          0
BAKER HUGHES INC USD COM            Common   057224107     2766       60700  SH           Sole                     0    0      60700
BANCO BRADESCO-SPONSORED ADR        Common   059460303      879       30312  SH           Sole                 30312    0          0
BANCO ITAU SA ADR                   Common   059602201      430        5296  SH           Sole                  5296    0          0
BANK OF NEW YORK CO INC             Common   064057102      317       10900  SH           Sole                 10900    0          0
BEAR STEARNS                        Common   073902108     2068       20700  SH           Sole                 20700    0          0
BMC SOFTWARE INC                    Common   055921100     1761      117400  SH           Sole                117400    0          0
BP PLC SPONS ADR REPR 6 ORDS        Common   055622104     2641       42058  SH           Sole                     0    0      42058
BRISTOL MYERS STK                   Common   110122108    16173      635900  SH           Sole                603900    0      32000
BURLINGTON RESOURCES INC USD COM    Common   122014103     5388      104400  SH           Sole                     0    0     104400
CAMECO CORP (CAD)                   Common   13321L108      718       13400  SH           Sole                 13400    0          0
CAMPBELL SOUP STK                   Common   134429109      392       13500  SH           Sole                 13500    0          0
CHARLES SCHWAB CORP                 Common   808513105     3691      351200  SH           Sole                351200    0          0
CHEVRONTEXACO CORP                  Common   166764100     1426       24415  SH           Sole                 22015    0       2400
CHUBB CORP USD COM                  Common   171232101     2327       30000  SH           Sole                     0    0      30000
CISCO SYSTEMS INC                   Common   17275R102     6283      352104  SH           Sole                272104    0      80000
CITIGROUP INC                       Common   172967101    31342      697950  SH           Sole                630100    0      67850
CLEVELAND CLIFFS INC USD COM        Common   185896107     2489       34000  SH           Sole                     0    0      34000
CNA FINANCIAL CORP USD COM          Common   126117100      836       30000  SH           Sole                     0    0      30000
COCA COLA STK                       Common   191216100     6734      161800  SH           Sole                132300    0      29500
COMPUTER ASSOCIATES INTL INC        Common   204912109     7729      285200  SH           Sole                285200    0          0
CONAGRA INC                         Common   205887102      865       32000  SH           Sole                 32000    0          0
CONOCOPHILLIPS INC USD COM          Common   20825C104      645        5858  SH           Sole                     0    0       5858
CONSOL ENERGY INC                   Common   20854P109     7087      150730  SH           Sole                150730    0          0
CORNING INC                         Common   219350105      635       57077  SH           Sole                 57077    0          0
CVRD CIA VALE DO RIO ADR            Common   204412209     1103       34886  SH           Sole                 34886    0          0
DEAN FOODS CO                       Common   242370104      278        8100  SH           Sole                  8100    0          0
DELL INC                            Common   24702R101     4294      111954  SH           Sole                 91954    0      20000
DEVON ENERGY CORP USD COM           Common   25179M103     1016       20500  SH           Sole                     0    0      20500
EASTMAN KODAK CO COM USD            Common   277461109     1126       36000  SH           Sole                     0    0      36000
EBAY INC USD COM                    Common   278642103     2742       74000  SH           Sole                     0    0      74000
ECHOSTAR COMMUNICATIONS CORP USD
 CL A COM                           Common   278762109     1746       59600  SH           Sole                     0    0      59600
EMC CORP/ MASS                      Common   268648102     1213       98447  SH           Sole                 98447    0          0
EMERSON ELECTRIC CO USD COM         Common   291011104      422        6600  SH           Sole                     0    0       6600
EXXON MOBIL CORPORATION             Common   30231G102     7553      125808  SH           Sole                 67136    0      58672
FEDEX CORPORATION USD COM           Common   31428X106     1846       20000  SH           Sole                     0    0      20000
FREEPORT - MCMORAN COPPER B         Common   35671D857      503       12700  SH           Sole                 12700    0          0

GENENTECH INC USD COM               Common   368710406     2477       44000  SH           Sole                     0    0      44000
GENERAL ELECTRIC CO USD COM         Common   369604103     4369      123150  SH           Sole                     0    0     123150
GENERAL MILLS INC (2)               Common   370334104      865       17600  SH           Sole                 17600    0          0
GOLDMAN SACHS GROUP INC             Common   38141G104    13331      121200  SH           Sole                121200    0          0
HALLIBURTON CO USD COM              Common   406216101     1608       36000  SH           Sole                     0    0      36000
HERSHEY FOODS STK                   Common   427866108      653       10800  SH           Sole                 10800    0          0
HEWLETT PACKARD CO                  Common   428236103     2576      117426  SH           Sole                117426    0          0
HJ HEINZ STK                        Common   423074103      774       21000  SH           Sole                 21000    0          0
IMPERIAL OIL LTD (CAD)              Common   453038408      372        4042  SH           Sole                  4042    0          0
INCO LTD (CAD)                      Common   453258402     2097       49700  SH           Sole                 14700    0      35000
INTEL CORP USD COM                  Common   458140100     2715      118000  SH           Sole                     0    0     118000
INTERNATIONAL PAPER CO USD COM      Common   460146103     1890       52000  SH           Sole                     0    0      52000
INTL BUSINESS MACHINES              Common   459200101     6263       68540  SH           Sole                 68540    0          0
INTUIT INC                          Common   461202103     4412      100800  SH           Sole                100800    0          0
ISHARES MSCI BRAZIL                 Common   464286400     2283      100200  SH           Sole                100200    0          0
ISHARES MSCI TAIWAN INDEX           Common   464286731     4922      425000  SH           Sole                425000    0          0
JOHNSON & JOHNS STK                 Common   478160104    65494      975420  SH           Sole                922200    0      53220
JP MORGAN CHASE & CO                Common   46625H100    11629      336680  SH           Sole                278200    0      58480
JUNIPER NETWORKS INC                Common   48203R104      411       18613  SH           Sole                 18613    0          0
KELLOGG - K                         Common   487836108      632       14600  SH           Sole                 14600    0          0
KRAFT FOODS                         Common   50075N104     1586       48200  SH           Sole                 18200    0      30000
LEHMAN BROTHERS HOLDINGS INC        Common   524908100     6940       73700  SH           Sole                 73700    0          0
LEXMARK INTERNATIONAL INC           Common   529771107      426        5325  SH           Sole                  5325    0          0
LILLY STK                           Common   532457108    16448      315700  SH           Sole                315700    0          0
LOWE'S COMPANIES INC USD COM        Common   548661107      404        7200  SH           Sole                     0    0       7200
LUCENT TECHNOLOGIES INC             Common   549463107      485      176414  SH           Sole                176414    0          0
MACROMEDIA - MACR                   Common   556100105      559       16700  SH           Sole                 16700    0          0
MARSH & MCLENNAN COS INC USD C      Common   571748102      298       10000  SH           Sole                     0    0      10000
MASSEY ENERGY                       Common   576206106    13628      339564  SH           Sole                269564    0      70000
MBNA CORP                           Common   55262L100      646       26300  SH           Sole                 26300    0          0
MERCK & CO STK                      Common   589331107    25920      800950  SH           Sole                690100    0     110850
MERCURY INTERACTIVE CORP            Common   589405109     1582       33400  SH           Sole                 33400    0          0
MERRILL LYNCH & CO                  Common   590188108    15005      265100  SH           Sole                265100    0          0
MICROMUSE INC                       Common   595094103      151       33400  SH           Sole                 33400    0          0
MICROSOFT CORP                      Common   594918104    15542      643413  SH           Sole                503413    0     140000
MOODYS CORPORATION                  Common   615369105      226        2800  SH           Sole                  2800    0          0
MORGAN STANLEY                      Common   617446448    19380      338800  SH           Sole                296800    0      42000
MORGAN STANLEY EATERN EUROPE FUND   Common   616988101      756       26458  SH           Sole                     0    0      26458
MOTOROLA INC                        Common   620076109     1448       96752  SH           Sole                 96752    0          0
NASDAQ 100 SHARES                   Common   631100104    88090     2410110  SH           Sole               2410110    0          0
NETWORK APPLIANCE INC               Common   64120L104      384       13882  SH           Sole                 13882    0          0
NORANDA INC. TO                     Common   655422103      338       13900  SH           Sole                 13900    0          0
NUANCE COMMUNICATIONS INC           Common   669967101       49       16700  SH           Sole                 16700    0          0
NUCOR STK                           Common   670346105      650       11300  SH           Sole                 11300    0          0
OCCIDENTAL PETROLEUM CORP           Common   674599105      293        4112  SH           Sole                  4112    0          0
OPENWAVE SYSTEMS INC                Common   683718308      135       11100  SH           Sole                 11100    0          0
ORACLE CORPORATION                  Common   68389X105     5026      402700  SH           Sole                402700    0          0
PEABODY ENERGY CORP                 Common   704549104     6858      147936  SH           Sole                147936    0          0
PEPSICO INC                         Common   713448108     8001      151100  SH           Sole                102500    0      48600
PETRO-CANADA (CAD)                  Common   71644E102      209        2981  SH           Sole                  2981    0          0
PETROLEO BRASILEIRO S.A. -ADR       Common   71654V408     1334       30205  SH           Sole                 30205    0          0
PFIZER STK                          Common   717081103    63722     2425900  SH           Sole               2368200    0      57700
PHELPS DODGE STK                    Common   717265102     2618       25800  SH           Sole                  6800    0      19000
PROCTER & GAMBLE CO USD COM         Common   742718109      253        4800  SH           Sole                     0    0       4800
QUALCOMM INC                        Common   747525103     2433       66375  SH           Sole                 66375    0          0

ROYAL DUTCH PETROLEUM NLG1.25 NY
 SHARES                             Common   780257804     1802       30000  SH           Sole                     0    0      30000
SAP AG SPONSORED ADR                Common   803054204    10765      268578  SH           Sole                268578    0          0
SAPIENT CORPORATION                 Common   803062108      369       50300  SH           Sole                 50300    0          0
SARA LEE CORP                       Common   803111103      977       44100  SH           Sole                 44100    0          0
SCHERING-PLOUGH CORP USD COM        Common   806605101      805       45000  SH           Sole                     0    0      45000
SCHLUMBERGER LTD CURACAO USD COM    Common   806857108     2478       34600  SH           Sole                     0    0      34600
SEMICONDUCTOR HLDRS TR DEPOSITORY
 RECEIPTS                           Common   816636203    52552     1615494  SH           Sole               1615494    0          0
SIEBEL SYSTEMS INC                  Common   826170102     1225      134200  SH           Sole                134200    0          0
SLM Corp.                           Common   78442P106      473        9500  SH           Sole                  9500    0          0
SOLECTRON CORP                      Common   834182107      137       39350  SH           Sole                 39350    0          0
STATE STREET CORP                   Common   857477103      205        4700  SH           Sole                  4700    0          0
SUN MICROSYSTEMS INC                Common   866810104      553      136911  SH           Sole                136911    0          0
SUNCOR ENERGY INC                   Common   867229106      253        5192  SH           Sole                  5192    0          0
TARGET CORPORATION USD COM          Common   87612E106      494       10000  SH           Sole                     0    0      10000
TELEBRAS - SPONS ADR BLOCK          Common   879287308      498       17208  SH           Sole                 17208    0          0
TELENORTE LESTE PARTICIP - ADR      Common   879246106      363       23437  SH           Sole                 23437    0          0
TEMPLE-INLAND INC USD COM           Common   879868107      559        7643  SH           Sole                     0    0       7643
TEXAS INSTRUMENTS INC USD COM       Common   882508104      998       40000  SH           Sole                     0    0      40000
TIBCO SOFTWARE INC                  Common   88632Q103      624       83700  SH           Sole                 83700    0          0
TIME WARNER INC USD COM             Common   887317105     1985      113847  SH           Sole                     0    0     113847
TYCO INTERNATIONAL LTD USD COM      Common   902124106     1004       30000  SH           Sole                     0    0      30000
UNIBANCO - SPONSORED GDR            Common   90458E107      432       12567  SH           Sole                 12567    0          0
UNILEVER NV NEW YORK SHS            Common   904784709     1628       24200  SH           Sole                     0    0      24200
UNILEVER PLC SPONS ADR REPR 4
 ORDS                               Common   904767704     1545       39000  SH           Sole                     0    0      39000
UNITED TECHNOLOGIES CORP USD COM    Common   913017109     3291       32600  SH           Sole                     0    0      32600
UNITEDHEALTH GROUP INC USD COM      Common   91324P102      767        8000  SH           Sole                     0    0       8000
UNOCAL CORP USD COM                 Common   915289102     1609       25000  SH           Sole                     0    0      25000
VERITAS SOFTWARE CORP               Common   923436109     2726      117400  SH           Sole                117400    0          0
VERIZON COMMUNICATIONS INC USD
 COM                                Common   92343V104     3726      105870  SH           Sole                     0    0     105870
WELLPOINT INC                       Common   94973V107     2743       22000  SH           Sole                     0    0      22000
WM WRIGLEY STK                      Common   982526105      570        8700  SH           Sole                  8700    0          0
WYETH                               Common   983024100    18679      443200  SH           Sole                414100    0      29100
XEROX                               Common   984121103      520       34338  SH           Sole                 34338    0          0
                                                        744,331  20,621,784